Performance Management - GQG US Equity ETF	Jul. 08, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

It is currently contemplated that before the Fund commences operations, the Fund will acquire the assets and liabilities of GQG Partners US Select Quality Fund, an unregistered private investment fund and series of GQG Partners Series LLC (the “Predecessor Fund”) on July 14, 2025 in exchange for shares of the Fund (the “Reorganization”). Accordingly, the performance shown in the bar chart and performance table below prior to the Reorganization is the performance of the Predecessor Fund.

The investment objectives, policies, guidelines and restrictions of the Fund are, in all material respects, equivalent to those of the Predecessor Fund. The Fund’s investment adviser also served as investment adviser to the Predecessor Fund for the entire period shown below, and the portfolio managers responsible for managing the Predecessor Fund before the Reorganization will be the same portfolio managers for the Fund after the Reorganization.

The performance information shown prior to the Reorganization was subject to a one-time restatement to reflect the net expenses of the Fund set forth in the Annual Fund Operating Expenses table, which are expected to be higher than those of the Predecessor Fund. The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements that are imposed by the 1940 Act or Subchapter M of the Internal Revenue Code, which, if they had been applicable, might have adversely affected the Predecessor Fund’s performance. If the Predecessor Fund operated as a registered exchange-traded fund, the Predecessor Fund’s performance may have been lower.

The bar chart and performance table below show the variability of the Predecessor Fund’s returns from year to year, and by showing how average annual total returns of the Predecessor Fund for 1 year, 5 years and since inception compare with a broad measure of market performance. Of course, the Predecessor Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available at https://gqg.com/funds/exchange-traded-funds or by calling (866)362-8333.

Performance Past Does Not Indicate Future [Text]	Of course, the Predecessor Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Predecessor Fund’s returns from year to year, and by showing how average annual total returns of the Predecessor Fund for 1 year, 5 years and since inception compare with a broad measure of market performance.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
23.33%	(11.37)%
3/31/2024	9/30/2022
Year to date through March 31, 2025: (0.65)%
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Narrative

This table compares the average annual total returns of the Predecessor Fund for the periods ended December 31, 2024 to those of an appropriate broad based index with characteristics relevant to the Fund’s investment strategies.

Returns after taxes on distributions are not shown for periods prior to the Fund’s registration as an exchange-traded fund because the Predecessor Fund was not required to make distributions to its investors; the Fund expects to make sufficient distributions to qualify and be eligible for treatment as a regulated investment company for tax purposes.

Performance Availability Website Address [Text]	https://gqg.com/funds/exchange-traded-funds
Performance Availability Phone [Text]	(866)362-8333
GQG US Equity ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to date
Bar Chart, Year to Date Return	(0.65%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	23.33%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(11.37%)
Lowest Quarterly Return, Date	Sep. 30, 2022